Financial Instruments and Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Measurement
Financial Instruments and Fair Value Measurement
The Group measures financial instruments, such as derivatives, at fair value at each balance sheet date. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the following fair value hierarchy based on the lowest level input that is significant to the fair value measurement as a whole:
Level 1 — Unadjusted quoted market prices in active markets for identical assets or liabilities that the entity can access at the measurement date.
Level 2 — Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices). E.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs.
Level 3 — Unobservable inputs for the asset or liability.
For financial assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period.
There was no transfer of financial assets or liabilities measured at fair value between Level 1 and Level 2, or transfers into or out of Level 3, during fiscal years 2018 or 2017.

For the years ended December 31, 2018 and 2017, the Company’s defined benefit pension plan assets were all Level 2 assets. See Note K. - "Employee Benefit Plans" herein for additional information.
The following table shows the fair value measurement at both year-ends December 31, 2018 and 2017. All measurements are based on observable inputs such as interest rates and are classified as Level 2 within the fair value hierarchy:

		December 31
		2018	2017
	Fair Value Hierarchy	(In thousands)
Receivables from hedges/ derivatives		$9,949	$3,554
Prepaid expenses and other current assets	Level 2	9,777	907
Other financial assets (non-current)	Level 2	172	2,647

Liabilities from derivatives		$7,032	$5,193
Other current liabilities	Level 2	2,302	929
Other liabilities (non-current)	Level 2	4,730	4,264

Term loan	Level 2	$658,163	$684,234
Local bank loans	Level 2	$28,618	$12,512